NET INCOME FROM DISCONTINUED OPERATIONS (Details Textual) (Hyt Group [Member], USD $)	12 Months Ended
Dec. 31, 2011
Hyt Group [Member]
Percentage Of Equity Interest Sold	100.00%
Proceeds from Sale of Available-for-sale Securities, Equity	$ 45,000,000